Derivative Instruments - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Other Current Assets	$ 21,282	$ 20,490
Other Assets	100,435	82,341
Accrued Liabilities	(150,281)	(91,065)
Current Portion of Derivative Liabilities	(55,002)	(201,456)
Derivative Liabilities	(282,138)	(221,329)
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(8,028)	(10,023)
Current Portion of Derivative Liabilities	(55,002)	(201,456)
Derivative Liabilities	(282,138)	(221,329)
Derivative Financial Instruments, Liabilities [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	0	0
Current Portion of Derivative Liabilities	(1,634)	(10,266)
Derivative Liabilities	(271)	(1,323)
Derivative Financial Instruments, Liabilities [Member] | Cross currency swap [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(2,375)	(2,196)
Current Portion of Derivative Liabilities	(20,281)	(42,878)
Derivative Liabilities	(114,723)	(138,253)
Derivative Financial Instruments, Liabilities [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(5,653)	(7,827)
Current Portion of Derivative Liabilities	(33,087)	(148,312)
Derivative Liabilities	(167,144)	(81,753)
Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Other Current Assets	300	80
Other Assets	2,597	1,894
Derivative Financial Instruments, Assets [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Other Current Assets	119	80
Other Assets	0	0
Derivative Financial Instruments, Assets [Member] | Cross currency swap [Member]
Derivatives, Fair Value [Line Items]
Other Current Assets	0	0
Other Assets	0	0
Derivative Financial Instruments, Assets [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Other Current Assets	181	0
Other Assets	$ 2,597	$ 1,894